OTHER INCOME, NET (Details) (Jazz [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Jazz [Member]
Component of Other Income, Nonoperating [Line Items]
Ownershp percentage		10.00%
Cash from investment	$ 32,000
Gain on sale of investment	$ 15,000